Disclosure of changes in deferred tax assets and liabilities explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Statement [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0	$ (6,317)
Net deferred tax liabilities	0	0	0
Mineral properties [Member]
Statement [Line Items]
Deferred tax liabilities	(2,434)	(4,635)	(19,692)
Loss carry forwards [Member]
Statement [Line Items]
Deferred tax assets	$ 2,434	$ 4,635	$ 19,692